Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31, 2012	December 31, 2013

Furniture and office equipment	696,780	866,517
Telecommunications equipment	4,699,800	4,835,937
Leasehold improvements	1,344,800	1,405,933
	6,741,380	7,108,387
Less: Accumulated depreciation and amortization	(3,823,268)	(5,740,027)
	2,918,112	1,368,360